Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000240402 [Member] | AbbVie [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000240402 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000240402 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000240402 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000240402 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000240402 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000240402 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000240402 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000240402 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000240402 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000240402 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000240402 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000240402 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000240402 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000240402 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
C000240402 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.19%
C000240402 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240402 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000240402 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000240402 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.29%
C000006372 [Member] | AbbVie [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000006372 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000006372 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000006372 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000006372 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000006372 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000006372 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000006372 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000006372 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000006372 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000006372 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000006372 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000006372 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000006372 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000006372 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
C000006372 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.19%
C000006372 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000006372 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000006372 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000006372 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.29%
C000006371 [Member] | AbbVie [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000006371 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000006371 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000006371 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000006371 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000006371 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000006371 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000006371 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000006371 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000006371 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000006371 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000006371 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000006371 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000006371 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000006371 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
C000006371 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.19%
C000006371 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000006371 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000006371 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000006371 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.29%
C000006370 [Member] | AbbVie [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000006370 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000006370 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000006370 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000006370 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000006370 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000006370 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000006370 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000006370 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000006370 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000006370 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000006370 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000006370 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000006370 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000006370 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
C000006370 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.19%
C000006370 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000006370 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000006370 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000006370 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.29%
C000006368 [Member] | AbbVie [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000006368 [Member] | Meta Platforms Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000006368 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000006368 [Member] | Merck And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000006368 [Member] | Exxon Mobil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000006368 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000006368 [Member] | Broadcom [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000006368 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000006368 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000006368 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000006368 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000006368 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
C000006368 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000006368 [Member] | Non Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000006368 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
C000006368 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.19%
C000006368 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000006368 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000006368 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.17%
C000006368 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.29%
C000006373 [Member] | Semtech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000006373 [Member] | Travere Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000006373 [Member] | Federal Signal [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000006373 [Member] | Ligand Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000006373 [Member] | Bridgebio Pharma [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000006373 [Member] | Construction Partners Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000006373 [Member] | Modine Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000006373 [Member] | Axsome Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000006373 [Member] | Artivion [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000006373 [Member] | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000006373 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[1]
C000006373 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.57%	[1]
C000006373 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.27%	[1]
C000006373 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%	[1]
C000006373 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[1]
C000006373 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.37%	[1]
C000006373 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[1]
C000006373 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.39%	[1]
C000006373 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.39%	[1]
C000006373 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[1]
C000006373 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[1]
C000006374 [Member] | Semtech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000006374 [Member] | Travere Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000006374 [Member] | Federal Signal [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000006374 [Member] | Ligand Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000006374 [Member] | Bridgebio Pharma [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000006374 [Member] | Construction Partners Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000006374 [Member] | Modine Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000006374 [Member] | Axsome Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000006374 [Member] | Artivion [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000006374 [Member] | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000006374 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[2]
C000006374 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.57%	[2]
C000006374 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.27%	[2]
C000006374 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%	[2]
C000006374 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[2]
C000006374 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.37%	[2]
C000006374 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[2]
C000006374 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.39%	[2]
C000006374 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.39%	[2]
C000006374 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[2]
C000006374 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[2]
C000006375 [Member] | Semtech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000006375 [Member] | Travere Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000006375 [Member] | Federal Signal [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000006375 [Member] | Ligand Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000006375 [Member] | Bridgebio Pharma [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000006375 [Member] | Construction Partners Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000006375 [Member] | Modine Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000006375 [Member] | Axsome Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000006375 [Member] | Artivion [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000006375 [Member] | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000006375 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[3]
C000006375 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.57%	[3]
C000006375 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.27%	[3]
C000006375 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%	[3]
C000006375 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[3]
C000006375 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.37%	[3]
C000006375 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[3]
C000006375 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.39%	[3]
C000006375 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.39%	[3]
C000006375 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[3]
C000006375 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[3]
C000006376 [Member] | Semtech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000006376 [Member] | Travere Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000006376 [Member] | Federal Signal [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000006376 [Member] | Ligand Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000006376 [Member] | Bridgebio Pharma [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000006376 [Member] | Construction Partners Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000006376 [Member] | Modine Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000006376 [Member] | Axsome Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000006376 [Member] | Artivion [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000006376 [Member] | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000006376 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[4]
C000006376 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.57%	[4]
C000006376 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.27%	[4]
C000006376 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%	[4]
C000006376 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[4]
C000006376 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.37%	[4]
C000006376 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[4]
C000006376 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.39%	[4]
C000006376 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.39%	[4]
C000006376 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[4]
C000006376 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[4]
C000171461 [Member] | Semtech [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000171461 [Member] | Travere Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000171461 [Member] | Federal Signal [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171461 [Member] | Ligand Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000171461 [Member] | Bridgebio Pharma [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000171461 [Member] | Construction Partners Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000171461 [Member] | Modine Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000171461 [Member] | Axsome Therapeutics [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171461 [Member] | Artivion [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000171461 [Member] | Old National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000171461 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[5]
C000171461 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.57%	[5]
C000171461 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.27%	[5]
C000171461 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%	[5]
C000171461 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[5]
C000171461 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.37%	[5]
C000171461 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[5]
C000171461 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.39%	[5]
C000171461 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.39%	[5]
C000171461 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[5]
C000171461 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%	[5]
C000171462 [Member] | TTM Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000171462 [Member] | Columbia Banking System [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000171462 [Member] | Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000171462 [Member] | MasTec [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171462 [Member] | Valley National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000171462 [Member] | CACI International Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000171462 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000171462 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000171462 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000171462 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000171462 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.26%	[6]
C000171462 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.22%	[6]
C000171462 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[6]
C000171462 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.31%	[6]
C000171462 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.69%	[6]
C000171462 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[6]
C000171462 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.29%	[6]
C000171462 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.84%	[6]
C000171462 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.48%	[6]
C000171462 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%	[6]
C000006381 [Member] | TTM Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000006381 [Member] | Columbia Banking System [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000006381 [Member] | Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000006381 [Member] | MasTec [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000006381 [Member] | Valley National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000006381 [Member] | CACI International Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000006381 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000006381 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000006381 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000006381 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000006381 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.26%	[7]
C000006381 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.22%	[7]
C000006381 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[7]
C000006381 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.31%	[7]
C000006381 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.69%	[7]
C000006381 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[7]
C000006381 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.29%	[7]
C000006381 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.84%	[7]
C000006381 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.48%	[7]
C000006381 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%	[7]
C000006380 [Member] | TTM Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000006380 [Member] | Columbia Banking System [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000006380 [Member] | Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000006380 [Member] | MasTec [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000006380 [Member] | Valley National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000006380 [Member] | CACI International Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000006380 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000006380 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000006380 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000006380 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000006380 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.26%	[8]
C000006380 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.22%	[8]
C000006380 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[8]
C000006380 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.31%	[8]
C000006380 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.69%	[8]
C000006380 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[8]
C000006380 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.29%	[8]
C000006380 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.84%	[8]
C000006380 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.48%	[8]
C000006380 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%	[8]
C000006379 [Member] | TTM Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000006379 [Member] | Columbia Banking System [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000006379 [Member] | Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000006379 [Member] | MasTec [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000006379 [Member] | Valley National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000006379 [Member] | CACI International Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000006379 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000006379 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000006379 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000006379 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000006379 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.26%	[9]
C000006379 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.22%	[9]
C000006379 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[9]
C000006379 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.31%	[9]
C000006379 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.69%	[9]
C000006379 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[9]
C000006379 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.29%	[9]
C000006379 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.84%	[9]
C000006379 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.48%	[9]
C000006379 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%	[9]
C000006377 [Member] | TTM Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000006377 [Member] | Columbia Banking System [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
C000006377 [Member] | Stifel Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000006377 [Member] | MasTec [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000006377 [Member] | Valley National Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000006377 [Member] | CACI International Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000006377 [Member] | Hancock Whitney [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000006377 [Member] | FNB [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
C000006377 [Member] | Axis Capital Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000006377 [Member] | Webster Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
C000006377 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.26%	[10]
C000006377 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.22%	[10]
C000006377 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[10]
C000006377 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.31%	[10]
C000006377 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.69%	[10]
C000006377 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[10]
C000006377 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.29%	[10]
C000006377 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.84%	[10]
C000006377 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.48%	[10]
C000006377 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.93%	[10]

[1]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[2]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[3]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[4]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[5]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[6]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[7]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[8]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[9]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
[10]	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.